FORM 5500, SCHEDULE G, PART III - NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
Nonexempt Transactions [Line Items]
FORM 5500, SCHEDULE G, PART III - NONEXEMPT TRANSACTIONS

XYLEM RETIREMENT SAVINGS PLAN									EIN#: 45-2080495
FORM 5500, SCHEDULE G, PART III - NONEXEMPT TRANSACTIONS									PN: 001
FOR THE YEAR ENDED DECEMBER 31, 2025

(a) Identity of party involved	(b) Relationship to plan, employer, or other party-in-interest	(c) Description of transaction including maturity date, rate of interest, collateral, par or maturity value	(d) Purchase price	(e) Selling price	(f) Lease rental	(g) Transaction Expense	(h) Cost of asset	(i) Current value of asset	(j) Net gain (or loss) on each transaction
Xylem Inc.	Plan Sponsor	Plan erroneously paid sponsor expenses from plan assets on behalf of another Union DC Plan within the sponsor's control group. This error and any earnings thereon were corrected in 2025.	n/a	$13,810	n/a	n/a	$12,904	$13,810	$906